Supplemental Cash Flow Information - Schedule of Income Taxes Paid, Net of Income Taxes Received (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Income taxes paid	$ (10,720)	$ (48,644)
Income taxes received	18,984	8,094
Income taxes paid, net of income tax received	$ 8,264	$ (40,550)